Income taxes - Schedule of Components of Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal					$ 57,623	$ 66,186	$ 3,860
State					10,226	13,225	2,221
Foreign					542	882	(2,032)
Total Current					68,391	80,293	4,049
Federal					7,625	(31,383)	(394)
State					(652)	(834)	0
Foreign					(10,781)	(676)	(392)
Total Deferred					(3,808)	(32,893)	(786)
Income tax expense	$ (3,903)	$ 19,244	$ 21,143	$ 43,481	$ 64,583	$ 47,400	$ 3,263